Introduction - Current macroeconomic environment (Details) $ in Millions	12 Months Ended
Dec. 31, 2024 USD ($)
Bolivia
Foreign Exchange Rate [Line Items]
Commission expense, foreign exchange rate	$ 27
Colombia
Foreign Exchange Rate [Line Items]
Change in average foreign exchange rate	0.056
Paraguay
Foreign Exchange Rate [Line Items]
Change in average foreign exchange rate	(0.036)